                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

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
Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------
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Check here if Amendment [  ]; Amendment Number:____________
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:... Invus Public Equities Advisors, L.L.C.
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Address: 750 Lexington Avenue
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         30th Floor
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         New York, New York 10022
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Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:. Khalil Barrage
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Title: Vice President, Secretary and Treasurer
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Phone: (212) 317-7520
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Signature, Place, and Date of Signing:

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
/s/ Khalil Barrage   New York, New York   February 7, 2008
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   [Signature]         [City, State]           [Date]
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Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

Report Summary:

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
              Number of Other Included Managers:           0
                                                      ----------
              Form 13F Information Table Entry Total:     70
                                                      ----------
              Form 13F Information Table Value Total:  $715,587
                                                      ----------
                                                      (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
                                      NONE
                                      ----
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

FORM 13F INFORMATION TABLE
PERIOD ENDING DECEMBER 31, 2007

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
COLUMN 1                            COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5
                                                                  SHRS
                                                         VALUE (x OR PRN    SH/ PUT/
                                                         $1,000)  AMT       PRN CALL
ACORDA THERAPEUTICS INC            COM       00484M 10 6   17,568   800,000  SH
ACUSPHERE INC                      COM       00511R 87 0      130   200,000  SH
AIRMEDIA GROUP INC              SPONSORED
                                   ADR       009411 10 9    2,238   100,000  SH
ALCATEL-LUCENT                  SPONSORED
                                   ADR       013904 30 5    2,928   400,000  SH
ALEXICON PHARMACEUTICALS INC      CALL       015351 90 9    8,538   150,000     CALL
ALEXICON PHARMACEUTICALS INC       COM       015351 10 9  101,290 1,350,000  SH
AMR CORP                           COM       001765 10 6    1,403   100,000  SH
ANTIGENICS INC DEL                 COM       037032 10 9      408   200,000  SH
ANTIGENICS INC DEL           NOTE 5.250% 2/0 037032 AC 3    1,351     2,290 PRN
AUXILIUM PHARMACEUTICALS INC       COM       05334D 10 7    2,249    75,000  SH
BEARINGPOINT INC                   COM       074002 10 6   11,815     4,175  SH
BIODEL INC                         COM       09064M 10 5    1,162    50,000  SH
BIOGEN IDEC INC                   CALL       09062X 90 3    6,932   150,000     CALL
BIOGEN IDEC INC                    COM       09062X 10 3    5,692   100,000  SH
CELGENE CORP                      CALL       151020 90 4    2,944   100,000     CALL
CEPHALON INC                       COM       156708 10 9   46,644   650,000  SH
CITIGROUP INC                     CALL       172967 90 1       94   100,000     CALL
CITIGROUP INC                      COM       172967 10 1    1,472    50,000  SH
CNINSURE INC                    SPONSORED
                                   ADR       18976M 10 3      550    34,900  SH
CORNING INC                        COM       219350 10 5    1,200    50,000  SH
COUNTRYWIDE FINANCIAL CORP        CALL       222372 90 4    3,975   100,000     CALL
COUNTRYWIDE FINANCIAL CORP        CALL       222372 90 4   15,900   400,000     CALL
CROWN CASTLE INTL CORP             COM       228227 10 4   21,840   525,000  SH
CVS CAREMARK CORPORATION          CALL       126650 90 0    2,451   100,000     CALL
DEAN FOODS CO NEW                  COM       242370 10 4   10,085   390,000  SH
DELL INC                          CALL       24702R 90 1    3,297   150,000     CALL
DELTEK INC                         COM       24784L 10 5   14,469   950,000  SH
E HOUSE CHINA HLDGS LTD            ADR       26852W 10 3    1,192    50,000  SH
ELAN PLC                           ADR       284131 20 8  154,959 7,050,000  SH
ELAN PLC                          CALL       284131 90 8    6,594   300,000     CALL
ELAN PLC                          CALL       284131 90 8    3,297   150,000     CALL
ELAN PLC                          CALL       284131 90 8    6,045   275,000     CALL
ELAN PLC                          CALL       284131 90 8   87,300 2,000,000     CALL

FOCUS MEDIA HLDG LTD          SPONSORED
                                 ADR     34415V 10 9   4,829    85,000 SH
HERBALIFE LTD                COM USD SHS G4412G 10 1   2,014    50,000 SH
HURRAY HLDGS CO LTD           SPONSORED
                                 ADR     447773 10 2     599   150,000 SH
JANUS CAP GROUP INC              PUT     47102X 95 5   3,285   100,000      PUT
JARDEN CORP                      COM     471109 10 8  21,249   900,000 SH
JAVELIN PHARMACEUTICALS INC      COM     471894 10 5     561   150,000 SH
JP MORGAN CHASE & CO            CALL     46625H 90 0   5,311   100,000     CALL
LEXICON PHARMACEUTICALS INC      COM     528872 10 4  11,790 3,891,108 SH
MARSHALL EDWARDS INC             COM     572322 30 3     478   165,267 SH
MEMORY PHARMACEUTICALS CORP      COM     58606R 40 3     980 1,750,000 SH
MERCK & CO INC                   PUT     589331 95 7   5,811   100,000      PUT
MERCK & CO INC                   COM     589331 10 7   2,585    50,000 SH
MORGAN STANLEY                  CALL     617446 90 8   5,311   100,000     CALL
MORGAN STANLEY                  CALL     617446 90 8   5,328   200,000     CALL
NITROMED INC                     COM     654798 50 3   5,039 4,989,024 SH
NYMEX HOLDINGS INC               COM     62948N 10 4   3,340    25,000 SH
OFFICE DEPOT INC                 COM     676220 10 6   4,521   325,000 SH
PALATIN TECHNOLOGIES INC       COM NEW   696077 30 4     680 3,400,000 SH
PRIMUS TELECOM                   COM     741929 10 3   1,112 2,850,000 SH
QUALCOMM INC                     COM     747525 10 3   6,886   175,000 SH
REGENERON PHARMACEUTICALS        COM     75886F 10 7   6,641   275,000 SH
RIGEL PHARMACEUTICALS INC      COM NEW   766559 60 3   1,270    50,000 SH
RITE AID CORP                    COM     767754 10 4  11,718 4,200,000 SH
SAVIENT PHARMACEUTICALS INC      COM     80517Q 10 0     574    25,000 SH
SCHERING PLOUGH CORP            CALL     806605 90 1   1,845   100,000     CALL
SEALY CORP                       COM     812139 30 1   1,119   100,000 SH
TAKE-TWO INTERACTIVE SOFTWAR    CALL     874054 90 9   1,376   200,000     CALL
TAKE-TWO INTERACTIVE SOFTWAR     COM     874054 10 9   1,845   100,000 SH
TARGANTA                         COM     87612C 10 0   1,356   150,000 SH
TRANSITION THERAPEUTICS INC    COM NEW   893716 20 9  12,352 1,089,199 SH
UAL CORP                       COM NEW   902549 80 7   1,783    50,000 SH
ULURU INC                        COM     90403T 10 0     949   350,000 SH
VANDA PHARMACEUTICALS INC       CALL     921659 90 8   4,419   100,000     CALL
VANDA PHARMACEUTICALS INC        COM     921659 10 8  11,902 1,730,000 SH
VENTANA MED SYS INC              COM     92276H 10 6   5,670    65,000 SH
WYETH                           CALL     983024 90 0   6,629   150,000     CALL
WYETH                           CALL     983024 90 0   4,419   100,000     CALL
                                   Total MarketValue 715,587
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